Share-based Compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of options, Outstanding beginning balance	6,381,088	9,430,150	11,346,381
Number of options granted	170,953	1,041,585	2,607,249
Number of options, Exercised	(355,745)	(3,049,281)	(3,144,786)
Number of options, Forfeited	(154,835)	(1,041,366)	(1,378,694)
Number of options, Outstanding ending balance	6,041,461	6,381,088	9,430,150	11,346,381
Number of options, Vested and expected to vest	6,053,661
Number of options, Exercisable	5,682,238
Weighted Average Exercise Price, Outstanding beginning balance	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Granted	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Exercised	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Forfeited	0.0007	0.0007	0.0007
Weighted Average Exercise Price, Outstanding ending balance	0.0007	¥ 0.0007	¥ 0.0007	¥ 0.0007
Weighted Average Exercise Price, Vested and expected to vest	0.0007
Weighted Average Exercise Price, Exercisable	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	5 years 1 month 6 days	6 years 6 months	7 years 2 months 12 days	7 years 8 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding beginning balance	¥ 45,236	¥ 391,330	¥ 1,079,661
Aggregate Intrinsic Value, Outstanding ending balance	11,609	¥ 45,236	¥ 391,330	¥ 1,079,661
Aggregate Intrinsic Value, Vested and expected to vest	11,632
Aggregate Intrinsic Value, Exercisable	¥ 10,919
Weighted Average Grant Date Fair Value, Outstanding beginning balance	¥ 47.97	¥ 78.35	¥ 96.29
Weighted Average Grant Date Fair Value, Granted	2.74	46.77	104.85
Weighted Average Grant Date Fair Value, Outstanding ending balance	¥ 48.39	¥ 47.97	¥ 78.35	¥ 96.29
Weighted Average Grant Date Fair Value, Vested and expected to vest	47.02
Weighted Average Grant Date Fair Value, Exercisable	45.4